Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 4 - Commitments and Contingencies

During the normal course of business, the Company may be exposed to litigation. When the Company becomes aware of potential litigation, it evaluates the merits of the case in accordance with ASC 450, Contingencies. The Company evaluates its exposure to the matter, possible legal or settlement strategies and the likelihood of an unfavorable outcome. If the Company determines that an unfavorable outcome is probable and can be reasonably estimated, it establishes the necessary accruals.

The Company has a consulting agreement with its President, under which it pays a monthly fee of $4,200. As of March 31, 2025 and December 31, 2024, $125,900 and $119,200 have been accrued, respectively, in relation to the consulting agreement, which is included in accrued compensation on the balance sheets.

Note 4 - Commitments and Contingencies

During the normal course of business, the Company may be exposed to litigation. When the Company becomes aware of potential litigation, it evaluates the merits of the case in accordance with ASC 450, Contingencies. The Company evaluates its exposure to the matter, possible legal or settlement strategies and the likelihood of an unfavorable outcome. If the Company determines that an unfavorable outcome is probable and can be reasonably estimated, it establishes the necessary accruals.

The Company has a consulting agreement with its President, under which it pays a monthly fee of $4,200. As of December 31, 2024 and December 31, 2023, $119,200 and $88,050 have been accrued, respectively, in relation to the consulting agreement, which is included in accrued compensation on the balance sheets.